UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07353

T. Rowe Price Corporate Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRPIX Corporate Income Fund –
.
TICCX Corporate Income Fund–
.
I  Class
TRZCX Corporate Income Fund–
.
Z Class

T. ROWE PRICE Corporate Income Fund
HIGHLIGHTS
The Corporate Income Fund underperformed its benchmark and its Lipper peer group average over the 12-month period ended May 31, 2023.
Sector allocation and yield curve positioning weighed on relative results, while security selection contributed.
Portfolio positioning reflects our generally constructive outlook on technical conditions, primarily due to our expectation of strong demand from yield-seeking buyers, balanced against concerns related to macro risks and our expectations for deteriorating credit fundamentals.
Following the resolution of the debt ceiling standoff, we believe that there is potential for market liquidity to deteriorate as the government rebuilds its Treasury
General Account balance, a move that we believe could drain reserves from the banking system and contribute to further volatility. Though remaining cautious for now, we anticipate an opportunity to add risk when appropriate.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Corporate Income Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during your fund’s fiscal year, the 12-month period ended May 31, 2023. Rising interest rates weighed on returns in the first half of the period, but many sectors rebounded over the past six months as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the 12-month period, growth stocks outperformed value shares, and developed market shares generally outpaced their emerging market counterparts. In the U.S., the Russell 1000 Growth Index and Nasdaq
Composite Index performed the best. Most currencies weakened versus the
U.S. dollar over the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, the information technology sector had, by far, the strongest returns. Big tech companies rebounded strongly at the start of
2023, helped in part by growing investor enthusiasm for artificial intelligence applications. Meanwhile, falling prices for various commodities weighed on returns for the materials and energy sectors, and turmoil in the banking sector, which included the failure of three large regional banks, hurt the financials segment. Real estate stocks also came under pressure amid concerns about the ability of some commercial property owners to refinance their debt.
Cheaper oil contributed to slowing inflation during the period, although core inflation readings—which exclude volatile food and energy prices—remained stubbornly high. April’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 4.9% on a 12-month basis, down from more than 8% at the start of the period but still well above the Fed’s long-term 2% inflation target.
In response to persistent inflation, the Fed raised its short-term lending benchmark rate from around 1.00% at the start of the period to a range of
5.00% to 5.25% by the end of May, the highest level since 2007. However,
Fed officials have recently suggested that they might soon be ready to pause additional rate hikes as they wait to see how the economy is progressing.
Bond yields increased considerably across the U.S. Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year note climbing from 2.85% at the start of the period to 3.64% at the end of May.
Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity
Treasuries experienced the largest yield increases. At the end of May, the yield

T. ROWE PRICE Corporate Income Fund

on the three-month Treasury bill was 188 basis points (1.88 percentage point)
higher than the yield on the 10-year Treasury note. Increasing yields led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The economic impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could continue to have an impact on credit conditions. Moreover, the market consensus still seems to forecast a global recession starting later this year or in early 2024, although it could be a mild downturn.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Corporate Income Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide high income and some capital growth.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Corporate Income Fund returned -2.42% in the 12 months ended May 31,
2023, and underperformed its benchmark, the Bloomberg U.S. Corporate
Investment Grade Bond Index, as well as its Lipper peer group average.
(Performance for the I and Z Class shares will vary due to different fee structures. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
Investment-grade corporate
bonds declined in value
amid rising yields and
macroeconomic uncertainty.
While Treasuries experienced
notable volatility caused by
shifts in market expectations
for monetary policy, Treasury
yields ultimately rose broadly
across the yield curve—with
yields on Treasury bills and
shorter-maturity Treasury
notes increasing most
prominently—as the Federal Reserve continued to tighten monetary policy.
Yields on investment-grade corporate bonds followed Treasury yields higher over the reporting period, which hurt total returns.
Along with rising yields, varying macroeconomic sentiment also impacted investment-grade corporate bonds over the one-year period. Most notably, the collapse of two U.S. regional banks in March 2023 sent corporate credit spreads significantly wider. Credit spreads retraced much of this widening by period-end, ending the period slightly wider than where they began. Despite some widening, the income generated through coupon payments helped corporate bonds post positive excess returns. (Credit spreads are a measure of the additional yield offered by bonds that have credit risk compared with U.S.
Treasuries with similar maturities.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Corporate Income Fund –
.
2.64% -2.42%
Corporate Income Fund–
.
I  Class 2.61 -2.36
Corporate Income Fund–
.
Z  Class 2.82 -1.84
Bloomberg U.S. Corporate
Investment Grade Bond
Index 2.33 -1.70
Lipper Corporate Debt
Funds BBB-Rated Average 2.27 -2.26

T. ROWE PRICE Corporate Income Fund

Sector allocations hindered relative results in aggregate, dragged lower by underweight allocations to the capital goods and technology sectors. Within the sectors, our underweights to long duration corporate bonds weighed on relative results as the long duration bonds performed better than expected alongside support from yield-seeking buyers.
Interest rate management also detracted. The portfolio’s neutral to modestly long average duration profile hindered performance relative to the benchmark alongside a broad-based rise in U.S. Treasury yields. Our duration stance also hurt performance relative to peers, as a sizable portion of our peers have a lower-duration benchmark or are structurally lower duration than we are.
Regarding yield curve positioning, an overweight to the five-year key rate held back relative results alongside a rise in the five-year Treasury note yield coupled with the negative performance impact of cost of carry (cost of ownership) in that portion of the curve. However, a modest underweight in the front end and a slight overweight to the 10-year portion of the curve made up for some relative losses as the yield curve flattened—and, in certain portions, inverted—
over the reporting period.
Credit selection contributed in aggregate, led upward by positioning in the banking sector. An underweight to regional banks, with no exposure to
Silicon Valley Bank or Signature Bank, as well as our overweight exposure to larger banks were beneficial. Within our allocation to larger banks, we had no exposure to Credit Suisse as the issuer’s spreads widened significantly in
March 2023, but we added positions in the wake of this initial weakness. The positions were in senior unsecured bonds and not Additional Tier 1 bonds.
Bonds issued by large U.S. banks, including Citigroup, Bank of America,
JPMorgan Chase, and Goldman Sachs, rallied as the collapse of two U.S.
regional banks prompted a surge of deposits moving from regional banks to larger banks. A bond issued by Standard Chartered, an emerging markets-
focused bank based in the UK, also outperformed on the back of merger and acquisition rumors and China’s economic reopening. Aside from the banking sector, credit selection within the electric utility and consumer noncyclical sectors further supported relative results. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
While we are primarily a cash bond manager, we occasionally use derivatives, including interest rate futures and credit default swaps, in our strategy for positioning and to hedge overall portfolio risk. We may also use derivatives when we want to gain exposure to a specific company or to have a positioning on the yield curve that is more efficient than using cash bonds. Over the last 12 months, our use of derivatives—specifically, credit and interest rate derivatives—were modest detractors from absolute performance.

T. ROWE PRICE Corporate Income Fund

How is the fund positioned?
Portfolio positioning reflects our generally constructive outlook on technical conditions, primarily due to our expectation of strong demand from yield-
seeking buyers, balanced against concerns related to macro risks and our expectations for deteriorating credit fundamentals. While we do not view credit spreads as overly compelling relative to long-term averages, we believe there are pockets of attractive value, as dispersion in the asset class has picked up and created more opportunity for alpha.
We continue to see opportunity in high-quality global banks as pricing dislocations—which were exacerbated by turmoil within the sector—have created attractive relative value opportunities within the sector in our view. While we plan to remain underweight regional banks relative to the benchmark, we have begun to see opportunities in certain regional banks that we believe are well positioned to navigate the current environment.
Additionally, we have maintained an out-of-benchmark allocation to the securitized sector. The sector represents an opportunity for us to benefit from our credit selection capabilities, and we believe that our positions have strong credit quality and fundamentals.
From the standpoint of
interest rate sensitivity,
we’ve begun to bias the
portfolio’s duration longer
than our benchmark and
have implemented a curve-
steepening posture with
overweight exposure to the
short- and intermediate-term
portions of the curve while
being underweight longer
tenors. As growth slows and
recession concerns grow,
duration should return to its
role as a hedge for credit risk
in our view.
What is portfolio
management’s outlook?
The reflationary economic
narrative seen in early 2023
slowed the deceleration of
inflation to some extent.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Corporate Income Fund

T. ROWE PRICE Corporate Income Fund

Core inflation—including goods inflation—has leveled off and is the driving concern. This has led to guidance from the Fed on at least one more rate hike this year. While the timeline seems to have been extended, we continue to believe that the longer the Fed is forced to hold rates at these levels, the higher the chances of recessionary conditions are in the coming quarters.
Within our market, financials still screen cheaply relative to nonfinancials, and the resolution of regional banking stress will be key for this relationship across valuation levels to normalize. Amid regional bank stress, larger banks have been relative beneficiaries in the sector, but we don’t believe their credit spreads will normalize relative to industrials until regional banks stabilize, likely through the introduction of a new facility from policymakers or rate cuts.
Following the resolution of the debt ceiling standoff, we believe that there is potential for market liquidity to deteriorate as the government rebuilds its
Treasury General Account balance, a move that could drain reserves from the banking system and contribute to further volatility. Though remaining cautious for now, we anticipate an opportunity to add to high-conviction names when appropriate. Our fundamental, bottom-up research remains the core driver of our investment decisions. We believe our discerning credit selection plays a paramount role, especially during heightened volatility environments.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Corporate Income Fund

RISKS OF INVESTING IN FIXED INCOME SECURITIES
The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. The fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg U.S. Corporate Investment Grade
Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and
Bloomberg does not approve, endorse, review, or recommend its products.
Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER

T. ROWE PRICE Corporate Income Fund

TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Corporate Income Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
CORPORATE INCOME FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Corporate Income Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Periods Ended 5/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Corporate Income Fund –
.
-2.42% 1.02% 1.91% – –
Corporate Income Fund–
.
I  Class -2.36 1.17 – 1.87% 12/17/15
Corporate Income Fund–
.
Z  Class -1.84 – – -5.46 2/22/21
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.
Corporate Income Fund 0.56%
Corporate Income Fund–I Class 0.44
Corporate Income Fund–Z Class 0.41
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Corporate Income Fund

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Corporate Income Fund

CORPORATE INCOME FUND
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Investor Class
Actual $1,000.00 $1,026.40 $2.98
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.99   2.97
I Class
Actual   1,000.00   1,026.10   2.07
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.89   2.07
Z Class
Actual   1,000.00   1,028.20   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.93   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.59%, the
2
I Class
was 0.41%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Corporate Income Fund

QUARTER-END RETURNS
Periods Ended 3/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Corporate Income Fund –
.
-6.61% 1.02% 1.93% – –
Corporate Income Fund–
.
I  Class -6.52  1.16  – 2.01% 12/17/15
Corporate Income Fund–
.
Z  Class -6.03  – – -5.60  2/22/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I and
3
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Corporate Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8.38 $ 9.93 $ 9.77 $ 9.55 $ 9.21
Investment activities
Net investment income
(1)(2)
0.29 0.23 0.26 0.32 0.32
Net realized and unrealized gain/
loss (0.50) (1.25) 0.26 0.33 0.35
Total from investment activities (0.21) (1.02) 0.52 0.65 0.67
Distributions
Net investment income (0.29) (0.24) (0.26) (0.33) (0.33)
Net realized gain — (0.29) (0.10) (0.10) —
Total distributions (0.29) (0.53) (0.36) (0.43) (0.33)
NET ASSET VALUE
End of period $ 7.88 $ 8.38 $ 9.93 $ 9.77 $ 9.55
Ratios/Supplemental Data
Total return
(2)(3)
(2.42)% (10.88)% 5.36% 6.86% 7.47%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.69% 0.59% 0.59% 0.61% 0.61%
Net expenses after waivers/
payments by Price Associates 0.59% 0.59% 0.59% 0.61% 0.61%
Net investment income 3.70% 2.37% 2.58% 3.22% 3.52%
Portfolio turnover rate 68.6% 85.5% 107.6% 149.4% 113.7%
Net assets, end of period (in
thousands) $141,998 $165,944 $420,125 $717,100 $674,195
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Corporate Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8.39 $ 9.94 $ 9.78 $ 9.55 $ 9.21
Investment activities
Net investment income
(1)(2)
0.31 0.25 0.27 0.33 0.34
Net realized and unrealized gain/
loss (0.51) (1.25) 0.27 0.34 0.34
Total from investment activities (0.20) (1.00) 0.54 0.67 0.68
Distributions
Net investment income (0.31) (0.26) (0.28) (0.34) (0.34)
Net realized gain — (0.29) (0.10) (0.10) —
Total distributions (0.31) (0.55) (0.38) (0.44) (0.34)
NET ASSET VALUE
End of period $ 7.88 $ 8.39 $ 9.94 $ 9.78 $ 9.55
Ratios/Supplemental Data
Total return
(2)(3)
(2.36)% (10.71)% 5.47% 7.09% 7.60%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.46% 0.44% 0.49% 0.49% 0.49%
Net expenses after waivers/
payments by Price Associates 0.41% 0.41% 0.48% 0.49% 0.49%
Net investment income 3.89% 2.78% 2.66% 3.35% 3.65%
Portfolio turnover rate 68.6% 85.5% 107.6% 149.4% 113.7%
Net assets, end of period (in
thousands) $149,436 $162,609 $22,825 $17,990 $39,319
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Corporate Income Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 8.38 $ 9.94 $ 10.01
Investment activities
Net investment income
(2)(3)
0.34 0.28 0.08
Net realized and unrealized gain/loss (0.50) (1.25) (0.07)
(4)
Total from investment activities (0.16) (0.97) 0.01
Distributions
Net investment income (0.34) (0.30) (0.08)
Net realized gain — (0.29) —
Total distributions (0.34) (0.59) (0.08)
NET ASSET VALUE
End of period $ 7.88 $ 8.38 $ 9.94

T. ROWE PRICE Corporate Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(5)
(1.84)% (10.43)% 0.14%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.42% 0.43% 0.48%
(6)
Net expenses after waivers/payments by Price Associates 0.00% 0.00% 0.00%
(6)
Net investment income 4.30% 2.96% 2.92%
(6)
Portfolio turnover rate 68.6% 85.5% 107.6%
Net assets, end of period (in thousands) $259,273 $281,974 $339,398
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Corporate Income Fund
May 31, 2023

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 4.5%
Car Loan 1.4%
Americredit Automobile Receivables Trust
Series 2023-1, Class B
5.57%, 3/20/28  895 894
Americredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  535 537
Enterprise Fleet Financing
Series 2023-1, Class A2
5.51%, 1/22/29  (1) 1,210 1,206
Exeter Automobile Receivables Trust
Series 2022-6A, Class A2
5.73%, 11/17/25  591 590
Exeter Automobile Receivables Trust
Series 2023-1A, Class B
5.72%, 4/15/27  443 441
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  660 650
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32  (1) 1,885 1,848
Santander Retail Auto Lease Trust
Series 2021-B, Class C
1.10%, 6/20/25  (1) 1,720 1,643
7,809
Other Asset-Backed Securities 3.1%
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53  (1) 1,625 1,624
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48  (1) 2,560 2,446
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48  (1) 606 556
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 669 630
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51  (1) 801 639
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51  (1) 2,360 2,095

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41  (1) 94 85
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50  (1) 4,687 4,273
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33  (1) 1,748 1,607
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51  (1) 3,406 2,842
16,797
Total Asset-Backed Securities
(Cost $26,496) 24,606
CORPORATE BONDS 89.5%
FINANCIAL INSTITUTIONS 37.9%
Banking 25.6%
Ally Financial, 2.20%, 11/2/28  1,826 1,453
Australia & New Zealand Banking Group, 6.742%, 12/8/32  (1) 4,180 4,331
Bank of America, VR, 1.922%, 10/24/31  (2) 3,605 2,846
Bank of America, VR, 3.194%, 7/23/30  (2) 1,495 1,314
Bank of America, VR, 4.271%, 7/23/29  (2) 1,462 1,388
Bank of America, VR, 4.376%, 4/27/28  (2) 2,850 2,756
Bank of America, VR, 5.288%, 4/25/34  (2) 2,825 2,811
Bank of America, Series TT, VR, 6.125%  (2)(3)(4) 1,580 1,540
Bank of Ireland Group, VR, 6.253%, 9/16/26  (1)(2) 2,440 2,427
Bank of Nova Scotia, 4.85%, 2/1/30  2,295 2,242
Barclays, VR, 2.852%, 5/7/26  (2) 3,150 2,961
Barclays, VR, 5.829%, 5/9/27  (2) 1,390 1,388
BBVA Bancomer, VR, 5.875%, 9/13/34  (1)(2) 4,090 3,676
CaixaBank, VR, 6.208%, 1/18/29  (1)(2) 2,225 2,217
Capital One Financial, VR, 2.359%, 7/29/32  (2) 1,615 1,149
Capital One Financial, VR, 3.273%, 3/1/30  (2) 3,285 2,798
Capital One Financial, VR, 5.468%, 2/1/29  (2) 1,870 1,814
Citigroup, VR, 2.572%, 6/3/31  (2) 5,550 4,634
Citigroup, VR, 3.98%, 3/20/30  (2) 6,105 5,663
Citigroup, VR, 4.412%, 3/31/31  (2) 4,870 4,616
Citigroup, VR, 6.174%, 5/25/34  (2) 1,285 1,303
Credit Suisse, 1.25%, 8/7/26  855 731
Credit Suisse Group, 3.75%, 3/26/25  447 421
Credit Suisse Group, VR, 1.305%, 2/2/27  (1)(2) 855 740
Credit Suisse Group, VR, 2.193%, 6/5/26  (1)(2) 1,950 1,765
Danske Bank, VR, 4.298%, 4/1/28  (1)(2) 4,745 4,462

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Fifth Third Bancorp, 2.375%, 1/28/25  295 274
Fifth Third Bancorp, 2.55%, 5/5/27  170 148
Fifth Third Bancorp, 3.95%, 3/14/28  1,238 1,130
Fifth Third Bank, 2.25%, 2/1/27  310 271
Goldman Sachs Group, VR, 1.992%, 1/27/32  (2) 1,695 1,339
Goldman Sachs Group, VR, 2.615%, 4/22/32  (2) 4,190 3,462
Goldman Sachs Group, VR, 3.436%, 2/24/43  (2) 3,440 2,567
Goldman Sachs Group, VR, 3.814%, 4/23/29  (2) 4,520 4,205
HSBC Holdings, 4.95%, 3/31/30  2,770 2,706
HSBC Holdings, VR, 1.589%, 5/24/27  (2) 535 473
HSBC Holdings, VR, 6.254%, 3/9/34  (2) 5,015 5,155
Huntington Bancshares, 2.625%, 8/6/24  790 741
Huntington Bancshares, 4.00%, 5/15/25  60 56
Huntington National Bank, VR, 5.699%, 11/18/25  (2) 625 595
ING Groep, VR, 1.726%, 4/1/27  (2) 2,320 2,079
Intesa Sanpaolo, VR, 4.198%, 6/1/32  (1)(2) 525 397
JPMorgan Chase, VR, 2.522%, 4/22/31  (2) 145 123
JPMorgan Chase, VR, 2.956%, 5/13/31  (2) 1,140 975
JPMorgan Chase, VR, 4.323%, 4/26/28  (2) 2,880 2,799
KBC Group, VR, 5.796%, 1/19/29  (1)(2) 3,380 3,407
Macquarie Bank, 6.798%, 1/18/33  (1) 2,850 2,857
Morgan Stanley, VR, 1.794%, 2/13/32  (2) 1,855 1,445
Morgan Stanley, VR, 2.699%, 1/22/31  (2) 1,460 1,249
Morgan Stanley, VR, 3.217%, 4/22/42  (2) 1,135 850
Morgan Stanley, VR, 4.431%, 1/23/30  (2) 4,860 4,665
Morgan Stanley, VR, 5.948%, 1/19/38  (2) 955 944
Morgan Stanley, VR, 6.342%, 10/18/33  (2) 2,525 2,709
NatWest Group, VR, 5.847%, 3/2/27  (2) 555 557
NatWest Group, VR, 7.472%, 11/10/26  (2) 1,590 1,651
PNC Financial Services Group, Series T, VR, 3.40%  (2)(4) 305 229
Santander Holdings USA, VR, 2.49%, 1/6/28  (2) 1,245 1,089
Santander Holdings USA, VR, 6.499%, 3/9/29  (2) 490 497
Santander UK Group Holdings, VR, 1.532%, 8/21/26  (2) 6,590 5,901
U.S. Bancorp, VR, 4.839%, 2/1/34  (2)(3) 1,455 1,368
UBS Group, VR, 5.959%, 1/12/34  (1)(2) 5,635 5,673
Wells Fargo, 4.15%, 1/24/29  3,500 3,312
Wells Fargo, VR, 3.068%, 4/30/41  (2) 8,915 6,486
Wells Fargo, VR, 3.526%, 3/24/28  (2) 2,150 2,017
Wells Fargo, Series BB, VR, 3.90%  (2)(4) 1,465 1,282
141,129
Brokerage Asset Managers Exchanges 1.8%
Intercontinental Exchange, 2.65%, 9/15/40  3,278 2,318
Intercontinental Exchange, 3.00%, 6/15/50  2,705 1,843
LSEGA Financing, 2.00%, 4/6/28  (1) 5,940 5,118
LSEGA Financing, 3.20%, 4/6/41  (1) 620 462
9,741

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Finance Companies 0.4%
AerCap Ireland Capital, 6.50%, 7/15/25  2,315 2,330
2,330
Insurance 8.0%
Assurant, 6.10%, 2/27/26  870 868
Centene, 2.50%, 3/1/31  1,075 859
Centene, 3.00%, 10/15/30  1,015 845
Centene, 3.375%, 2/15/30  970 834
Centene, 4.625%, 12/15/29  1,470 1,360
CNO Financial Group, 5.25%, 5/30/29  3,295 3,118
Corebridge Financial, 3.85%, 4/5/29  1,980 1,785
Elevance Health, 5.125%, 2/15/53  1,450 1,390
Enstar Group, 3.10%, 9/1/31  4,050 3,168
Equitable Financial Life Global Funding, 1.80%, 3/8/28  (1) 3,955 3,340
Equitable Holdings, 5.594%, 1/11/33  1,915 1,878
Health Care Service A Mutual Legal Reserve, 2.20%, 6/1/30  (1) 3,685 3,060
Health Care Service A Mutual Legal Reserve, 3.20%, 6/1/50  (1) 3,970 2,773
Humana, 2.15%, 2/3/32  1,185 939
Humana, 3.70%, 3/23/29  2,090 1,940
Humana, 5.875%, 3/1/33  2,645 2,777
Jackson Financial, 5.17%, 6/8/27  (3) 3,115 2,994
Muenchener Rueckversicherungs-Gesellschaft in Muenchen, VR,
5.875%, 5/23/42  (1)(2) 1,400 1,410
UnitedHealth Group, 3.25%, 5/15/51  1,905 1,392
UnitedHealth Group, 4.50%, 4/15/33  2,785 2,734
UnitedHealth Group, 4.75%, 5/15/52  480 448
UnitedHealth Group, 5.35%, 2/15/33  2,685 2,803
UnitedHealth Group, 5.875%, 2/15/53  1,340 1,466
44,181
Real Estate Investment Trusts 2.1%
Alexandria Real Estate Equities, 4.75%, 4/15/35  1,000 934
Boston Properties, 6.50%, 1/15/34  (3) 1,415 1,375
Brixmor Operating Partnership, 3.90%, 3/15/27  400 371
Brixmor Operating Partnership, 4.05%, 7/1/30  1,813 1,634
Kilroy Realty, 4.25%, 8/15/29  2,980 2,502
Life Storage, 4.00%, 6/15/29  3,000 2,771
Regency Centers, 3.70%, 6/15/30  1,762 1,579
11,166
Total Financial Institutions 208,547
INDUSTRIAL 41.6%
Basic Industry 3.0%
ArcelorMittal, 6.55%, 11/29/27  4,255 4,399
Celanese U.S. Holdings, 6.05%, 3/15/25  3,865 3,881
Dow Chemical, 6.90%, 5/15/53  1,270 1,415
South32 Treasury, 4.35%, 4/14/32  (1) 3,150 2,780

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Westlake, 3.125%, 8/15/51  2,180 1,342
Yara International, 7.378%, 11/14/32  (1) 2,640 2,868
16,685
Capital Goods 1.8%
Ball, 6.00%, 6/15/29  1,775 1,771
Eaton, 4.15%, 3/15/33  1,375 1,308
Regal Rexnord, 6.05%, 2/15/26  (1) 1,015 1,018
Stanley Black & Decker, 6.00%, 3/6/28  2,775 2,840
Waste Connections, 2.95%, 1/15/52  4,310 2,847
9,784
Communications 6.9%
AT&T, 3.50%, 6/1/41  610 463
AT&T, 3.50%, 9/15/53  1,900 1,319
Comcast, 2.887%, 11/1/51  4,090 2,693
Crown Castle, 2.50%, 7/15/31  1,880 1,551
Crown Castle Towers, 3.663%, 5/15/25  (1) 1,785 1,702
DISH Network, 11.75%, 11/15/27  (1) 1,250 1,197
Meta Platforms, 4.45%, 8/15/52  3,030 2,558
Rogers Communications, 4.35%, 5/1/49  90 70
Rogers Communications, 4.55%, 3/15/52  (1) 4,895 3,885
SBA Tower Trust, 1.631%, 11/15/26  (1) 1,405 1,223
SBA Tower Trust, 2.328%, 1/15/28  (1) 820 713
SBA Tower Trust, 2.836%, 1/15/25  (1) 3,295 3,127
T-Mobile USA, 5.75%, 1/15/54  3,745 3,803
Verizon Communications, 2.875%, 11/20/50  2,030 1,289
Verizon Communications, 3.00%, 11/20/60  1,950 1,185
Verizon Communications, 3.875%, 3/1/52  3,205 2,462
Vodafone Group, 4.25%, 9/17/50  3,550 2,796
Warnermedia Holdings, 3.638%, 3/15/25  1,420 1,368
Warnermedia Holdings, 3.755%, 3/15/27  3,020 2,825
Warnermedia Holdings, 6.412%, 3/15/26  1,940 1,945
38,174
Consumer Cyclical 4.5%
Adient Global Holdings, 7.00%, 4/15/28  (1) 1,395 1,409
Best Buy, 1.95%, 10/1/30  2,200 1,768
Ford Motor Credit, 3.375%, 11/13/25  1,805 1,665
Ford Motor Credit, 6.95%, 3/6/26  405 405
General Motors Financial, 5.85%, 4/6/30  1,025 1,012
GLP Capital, 5.375%, 4/15/26  1,719 1,658
Hyundai Capital America, 5.50%, 3/30/26  (1) 905 905
Hyundai Capital America, 5.60%, 3/30/28  (1) 2,380 2,386
Lowe's, 3.75%, 4/1/32  (3) 1,235 1,122
Lowe's, 5.00%, 4/15/33  (3) 1,440 1,421
Lowe's, 5.75%, 7/1/53  510 505
McDonald's, 3.625%, 9/1/49  1,970 1,510
McDonald's, 4.20%, 4/1/50  1,460 1,229

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Nissan Motor, 3.522%, 9/17/25  (1) 3,755 3,472
Nissan Motor Acceptance, 1.85%, 9/16/26  (1) 1,270 1,071
Starbucks, 3.35%, 3/12/50  4,667 3,379
24,917
Consumer Non-Cyclical 13.2%
AbbVie, 4.05%, 11/21/39  5,310 4,557
AbbVie, 4.25%, 11/21/49  665 563
AbbVie, 4.70%, 5/14/45  1,390 1,249
AbbVie, 4.875%, 11/14/48  2,085 1,928
Altria Group, 3.70%, 2/4/51  2,170 1,401
Amgen, 4.875%, 3/1/53  885 804
Amgen, 5.25%, 3/2/30  840 847
Amgen, 5.60%, 3/2/43  4,190 4,157
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  1,330 1,392
Becton Dickinson & Company, 3.794%, 5/20/50  1,117 869
Becton Dickinson & Company, 4.669%, 6/6/47  2,570 2,294
CVS Health, 5.05%, 3/25/48  7,370 6,662
Darling Ingredients, 6.00%, 6/15/30  (1) 205 202
Hasbro, 3.55%, 11/19/26  3,695 3,465
HCA, 3.125%, 3/15/27  (1) 4,075 3,775
Imperial Brands Finance, 6.125%, 7/27/27  (1) 3,155 3,198
IQVIA, 5.70%, 5/15/28  (1) 4,065 4,085
Mars, 4.75%, 4/20/33  (1) 2,810 2,789
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.955%, 1/1/50  730 502
Merck, 4.90%, 5/17/44  3,510 3,487
Mondelez International, 2.75%, 4/13/30  3,467 3,053
Pfizer Investment Enterprises, 5.30%, 5/19/53  2,670 2,741
Philip Morris International, 5.125%, 2/15/30  2,760 2,730
Philip Morris International, 5.75%, 11/17/32  3,410 3,495
Revvity, 1.90%, 9/15/28  5,985 5,092
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26  3,090 2,758
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  200 205
Utah Acquisition Sub, 3.95%, 6/15/26  2,080 1,978
Utah Acquisition Sub, 5.25%, 6/15/46  1,440 1,093
Viterra Finance, 4.90%, 4/21/27  (1) 1,600 1,534
72,905
Energy 6.9%
Aker BP, 2.00%, 7/15/26  (1) 3,365 3,029
Boardwalk Pipelines, 5.95%, 6/1/26  3,385 3,423
DCP Midstream Operating, 5.625%, 7/15/27  640 643
Energy Transfer, 6.00%, 6/15/48  1,670 1,530
Eni, Series X-R, 4.75%, 9/12/28  (1) 1,500 1,478
Enterprise Products Operating, 3.70%, 1/31/51  1,335 999
Enterprise Products Operating, 4.20%, 1/31/50  890 721
Hess, 4.30%, 4/1/27  1,800 1,742
Hess, 5.60%, 2/15/41  1,962 1,837

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Hess, 7.125%, 3/15/33  400 437
Kinder Morgan, 5.05%, 2/15/46  756 635
Occidental Petroleum, 7.50%, 5/1/31  1,115 1,211
Occidental Petroleum, 8.875%, 7/15/30  1,160 1,331
Ovintiv, 5.65%, 5/15/28  1,615 1,604
Sabine Pass Liquefaction, 5.00%, 3/15/27  1,620 1,601
Targa Resources Partners, 5.50%, 3/1/30  1,063 1,018
Targa Resources Partners, 6.875%, 1/15/29  2,856 2,891
TransCanada PipeLines, 6.203%, 3/9/26  4,050 4,054
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  4,000 3,043
Var Energi, 8.00%, 11/15/32  (1) 2,675 2,837
Venture Global Calcasieu Pass, 3.875%, 8/15/29  (1) 720 627
Western Midstream Operating, 4.30%, 2/1/30  1,170 1,041
37,732
Technology 3.6%
CDW, 2.67%, 12/1/26  3,800 3,416
Equifax, 5.10%, 12/15/27  1,840 1,838
Micron Technology, 5.875%, 9/15/33  1,120 1,103
Micron Technology, 6.75%, 11/1/29  2,115 2,202
Motorola Solutions, 5.60%, 6/1/32  1,560 1,557
Oracle, 6.90%, 11/9/52  2,930 3,194
Salesforce, 2.70%, 7/15/41  6,005 4,336
VMware, 1.80%, 8/15/28  1,070 897
Workday, 3.80%, 4/1/32  1,150 1,037
19,580
Transportation 1.7%
Canadian Pacific Railway, 3.50%, 5/1/50  4,010 3,014
ERAC USA Finance, 4.90%, 5/1/33  (1) 2,470 2,421
Mileage Plus Holdings, 6.50%, 6/20/27  (1) 1,135 1,133
Transurban Finance, 2.45%, 3/16/31  (1) 3,335 2,742
9,310
Total Industrial 229,087
UTILITY 10.0%
Electric 9.6%
AEP Texas, 4.70%, 5/15/32  2,825 2,706
AES, 5.45%, 6/1/28  1,400 1,381
American Electric Power, 5.95%, 11/1/32  780 810
Commonwealth Edison, 4.90%, 2/1/33  (3) 2,725 2,727
DPL, 4.125%, 7/1/25  2,065 1,962
Duke Energy, 5.00%, 8/15/52  4,660 4,145
Duke Energy Progress, 5.25%, 3/15/33  1,360 1,388
Edison International, 6.95%, 11/15/29  2,765 2,934
EDP Finance, 6.30%, 10/11/27  (1) 2,070 2,155
Enel Finance America, 7.10%, 10/14/27  (1) 800 852
Enel Finance International, 5.00%, 6/15/32  (1) 3,090 2,911

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Exelon, 3.35%, 3/15/32  2,125 1,857
Georgia Power, 4.70%, 5/15/32  2,005 1,952
Georgia Power, 4.95%, 5/17/33  2,950 2,910
Indiana Michigan Power, 5.625%, 4/1/53  165 169
NextEra Energy Capital Holdings, 2.44%, 1/15/32  3,915 3,171
Niagara Mohawk Power, 5.783%, 9/16/52  (1) 2,900 2,923
Pacific Gas & Electric, 2.95%, 3/1/26  4,090 3,771
Pacific Gas & Electric, 6.70%, 4/1/53  980 951
Public Service Company of Colorado, 5.25%, 4/1/53  2,465 2,426
Southern, 5.113%, 8/1/27  2,115 2,110
Southern California Edison, Series 20A, 2.95%, 2/1/51  3,060 1,969
Vistra Operations, 5.125%, 5/13/25  (1) 4,990 4,859
53,039
Natural Gas 0.4%
NiSource, 5.25%, 3/30/28  580 583
Sempra Energy, 3.70%, 4/1/29  1,770 1,620
2,203
Total Utility 55,242
Total Corporate Bonds
(Cost $534,883) 492,876
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.9%
Owned No Guarantee 0.9%
Electricite de France, 5.70%, 5/23/28  (1) 325 327
Export-Import Bank of Korea, 5.00%, 1/11/28  440 449
NBN, 2.625%, 5/5/31  (1) 4,840 4,100
4,876
Sovereign 1.0%
Republic of Hungary, 6.125%, 5/22/28  (1) 1,510 1,538
State of Qatar, 3.75%, 4/16/30  (1) 4,200 4,088
5,626
Total Foreign Government Obligations & Municipalities
(Cost $11,251) 10,502
MUNICIPAL SECURITIES 0.3%
Colorado 0.1%
Colorado HFA, Covenant Living Community, Series B, 2.80%, 12/1/26  660 622
622

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (5) 2,154 1,050
1,050
Total Municipal Securities
(Cost $1,779) 1,672
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 1.0%
U.S. Treasury Obligations 1.0%
U.S. Treasury Bonds, 2.00%, 11/15/41  1,470 1,080
U.S. Treasury Bonds, 3.25%, 5/15/42  1,565 1,405
U.S. Treasury Bonds, 4.75%, 2/15/37  (6) 2,670 2,986
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $6,346) 5,471
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 5.11%  (7)(8) 5,909 5,909
Total Short-Term Investments
(Cost $5,909) 5,909
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.11%  (7)(8) 4,511 4,511
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 4,511
Total Securities Lending Collateral
(Cost $4,511) 4,511
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
NASDAQ 100 Stock Index,
Put, 8/18/23 @ $13,800.00  (9) 2 2,851 67

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Technology Select Sector
SPDR Fund, Put, 9/15/23 @
$150.00  (9) 200 3,286 61
Total Options Purchased (Cost $204) 128
Total Investments in Securities
99.1% of Net Assets
(Cost $591,379) $ 545,675
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$150,968 and represents 27.4% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . All or a portion of this security is on loan at May 31, 2023.
(4) Perpetual security with no stated maturity date.
(5) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(6) At May 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7) Seven-day yield
(8) Affiliated Companies
(9) Non-income producing
GO General Obligation
HFA Health Facility Authority
OTC Over-the-counter
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S13, 50 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
12/16/72 5,475 120 149 (29)
Total Bilateral Credit Default Swaps, Protection
Bought 149 (29)
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: JPMorgan Chase, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 3,975 42 9 33
BNP Paribas, Protection Sold (Relevant
Credit: Morgan Stanley, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 3,975 32 (16) 48
Total Bilateral Credit Default Swaps, Protection Sold (7) 81
Total Bilateral Swaps 142 52
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit: Tesla),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 1,880 10 73 (63)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (63)

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: MetLife,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 672 (4) (10) 6
Total Centrally Cleared Credit Default Swaps,
Protection Sold 6
Total Centrally Cleared Swaps (57)
Net payments (receipts) of variation margin to date 54
Variation margin receivable (payable) on centrally cleared swaps $ (3)
* Credit ratings as of May 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 152 U.S. Treasury Long Bond contracts 9/23 19,508 $ 224
Long, 122 U.S. Treasury Notes five year contracts 9/23 13,308 (7)
Long, 178 U.S. Treasury Notes ten year contracts 9/23 20,375 21
Long, 342 U.S. Treasury Notes two year contracts 9/23 70,393 (71)
Short, 51 Ultra U.S. Treasury Bonds contracts 9/23 (6,981) (114)
Short, 62 Ultra U.S. Treasury Notes ten year contracts 9/23 (7,468) (36)
Net payments (receipts) of variation margin to date 176
Variation margin receivable (payable) on open futures contracts $ 193

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.11% $ — $ — $ 281++
Totals $ —# $ — $ 281+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
05/31/23
T. Rowe Price Government
Reserve Fund, 5.11% $ 10,953  ¤   ¤ $ 10,420
Total $ 10,420^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $281 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,420.

T. ROWE PRICE Corporate Income Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $591,379) $ 545,675
Receivable for investment securities sold 5,558
Interest receivable 5,332
Variation margin receivable on futures contracts 193
Bilateral swap premiums paid 158
Unrealized gain on bilateral swaps 81
Due from affiliates 57
Foreign currency (cost $30) 30
Receivable for shares sold 22
Cash 14
Other assets 32
Total assets 557,152
Liabilities
Obligation to return securities lending collateral 4,511
Payable for investment securities purchased 1,376
Investment management fees payable 167
Payable for shares redeemed 130
Unrealized loss on bilateral swaps 29
Bilateral swap premiums received 16
Variation margin payable on centrally cleared swaps 3
Other liabilities 213
Total liabilities 6,445
NET ASSETS $ 550,707

T. ROWE PRICE Corporate Income Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (135,266)
Paid-in capital applicable to 69,894,614 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 685,973
NET ASSETS $ 550,707
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $141,998; Shares outstanding: 18,029,572) $ 7.88
I Class
(Net assets: $149,436; Shares outstanding: 18,956,678) $ 7.88
Z Class
(Net assets: $259,273; Shares outstanding: 32,908,364) $ 7.88

T. ROWE PRICE Corporate Income Fund
Statement of Operations

($000s)
Year
Ended
5/31/23
Investment Income (Loss)
Income
    Interest $ 23,891
Dividend 281
Securities lending 11
Total income 24,183
Expenses
Investment management 2,007
Shareholder servicing
Investor Class $ 401
I Class 71 472
Prospectus and shareholder reports
Investor Class 12
I Class 1
Z Class 2 15
Custody and accounting 209
Registration 62
Legal and audit 35
Proxy and annual meeting 3
Directors 2
Miscellaneous 18
Waived / paid by Price Associates (1,326)
Total expenses 1,497
Net investment income 22,686

T. ROWE PRICE Corporate Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (56,288)
Futures (3,781)
Swaps (1,545)
Foreign currency transactions 2
Net realized loss (61,612)
Change in net unrealized gain / loss
Securities 23,899
Futures 679
Swaps (132)
Other assets and liabilities denominated in foreign currencies 6
Change in net unrealized gain / loss 24,452
Net realized and unrealized gain / loss (37,160)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (14,474)

T. ROWE PRICE Corporate Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 22,686 $ 19,910
Net realized loss (61,612) (14,443)
Change in net unrealized gain / loss 24,452 (81,954)
Decrease in net assets from operations (14,474) (76,487)
Distributions to shareholders
Net earnings
Investor Class (5,452) (20,571)
I Class (5,893) (2,630)
Z Class (11,222) (20,516)
Decrease in net assets from distributions (22,567) (43,717)
Capital share transactions
*
Shares sold
Investor Class 15,962 37,343
I Class 19,359 165,841
Z Class 4,672 14,618
Distributions reinvested
Investor Class 4,995 18,882
I Class 5,152 2,313
Z Class 11,222 20,516
Shares redeemed
Investor Class (34,833) (259,592)
I Class (27,718) (13,036)
Z Class (21,590) (38,502)
Decrease in net assets from capital share
transactions (22,779) (51,617)

T. ROWE PRICE Corporate Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Net Assets
Decrease during period (59,820) (171,821)
Beginning of period 610,527 782,348
End of period $ 550,707 $ 610,527
*Share information (000s)
Shares sold
Investor Class 2,008 3,851
I Class 2,438 18,295
Z Class 569 1,528
Distributions reinvested
Investor Class 633 1,951
I Class 652 253
Z Class 1,420 2,137
Shares redeemed
Investor Class (4,409) (28,303)
I Class (3,514) (1,462)
Z Class (2,729) (4,174)
Decrease in shares outstanding (2,932) (5,924)

T. ROWE PRICE Corporate Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital growth.
The fund has three classes of shares: the Corporate Income Fund (Investor Class), the
Corporate Income Fund–I Class (I Class) and the Corporate Income Fund–Z Class
(Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in
Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income

T. ROWE PRICE Corporate Income Fund

tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation

T. ROWE PRICE Corporate Income Fund

of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Corporate Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash

T. ROWE PRICE Corporate Income Fund

flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 535,127 $ — $ 535,127
Short-Term Investments 5,909 — — 5,909
Securities Lending Collateral 4,511 — — 4,511
Options Purchased — 128 — 128
Total Securities 10,420 535,255 — 545,675
Swaps* — 200 — 200
Futures Contracts* 245 — — 245
Total $ 10,665 $ 535,455 $ — $ 546,120
Liabilities
Swaps* $ — $ 63 $ — $ 63
Futures Contracts* 228 — — 228
Total $ 228 $ 63 $ — $ 291
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Corporate Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Corporate Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 245
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 200
Equity derivatives Securities^ 128
^
,*
Total $ 573
^
,*
Liabilities
Interest rate derivatives Futures $ 228
Credit derivatives Centrally Cleared Swaps 63
Total $ 291
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ — $ (3,781) $ — $ (3,781)
Credit derivatives (169) — (1,545) (1,714)
Equity derivatives 29 — — 29
Total $ (140) $ (3,781) $ (1,545) $ (5,466)

T. ROWE PRICE Corporate Income Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ 679 $ — $ 679
Credit derivatives — — (132) (132)
Equity derivatives (76) — — (76)
Total $ (76) $ 679 $ (132) $ 471
^ Options purchased are reported as securities.

T. ROWE PRICE Corporate Income Fund

net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of
May 31, 2023, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2023, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $47,000. As of May 31, 2023, securities valued at $1,673,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial

T. ROWE PRICE Corporate Income Fund

instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 15% and 46% of net assets.
Options   The fund is subject to credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments.
The exercise price of an interest rate swap is stated in terms of a fixed interest rate;
generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund.
During the year ended May 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 4% of net assets.

T. ROWE PRICE Corporate Income Fund

Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2023, the notional amount of protection sold by the fund totaled $8,622,000
(1.6% of net assets), which reflects the maximum potential amount the fund could be

T. ROWE PRICE Corporate Income Fund

required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 10% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from
LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment

T. ROWE PRICE Corporate Income Fund

guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2023, the value of loaned securities was $4,387,000;
the value of cash collateral and related investments was $4,511,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $379,933,000 and $412,924,000, respectively, for the year ended May 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses.

T. ROWE PRICE Corporate Income Fund

The tax character of distributions paid for the periods presented was as follows:
At May 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At May 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
May 31,
2023
May 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 22,567 $ 37,392
Long-term capital gain — 6,325
Total distributions $ 22,567 $ 43,717
($000s)
Cost of investments $ 591,452
Unrealized appreciation $ 3,376
Unrealized depreciation (48,927)
Net unrealized appreciation (depreciation) $ (45,551)
($000s)
Undistributed ordinary income $ 42
Net unrealized appreciation (depreciation) (45,551)
Loss carryforwards and deferrals (89,757)
Total distributable earnings (loss) $ (135,266)

T. ROWE PRICE Corporate Income Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.07% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Corporate Income Fund

The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended May 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $254,000 remain subject to repayment by the fund at May 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31,
2023, expenses incurred pursuant to these service agreements were $109,000 for Price
Associates; $359,000 for T. Rowe Price Services, Inc.; and $11,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.59% 0.05% 0.00%
Expense limitation date 09/30/23 09/30/23 N/A
(Waived)/repaid during the period ($000s) $(153) $(84) $(1,089)

T. ROWE PRICE Corporate Income Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At May 31, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE Corporate Income Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Corporate Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Corporate Income
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Corporate Income Fund, Inc. (the "Fund") as
of May 31, 2023, the related statement of operations for the year ended May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May
31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Corporate Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 20, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Corporate Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $21,973,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Corporate Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs

T. ROWE PRICE Corporate Income Fund

for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board noted that, as of
December 31, 2022, the fund lagged its benchmark for most performance periods and the fund’s total returns ranked in the 4th quartile for most periods when compared with performance peer groups selected by third-party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers during the applicable periods, the primary reasons for such results, and efforts being undertaken to improve performance. The Board considered the Adviser’s responses and its efforts and plans to improve the fund’s investment performance and noted that it will continue to periodically review the fund’s performance.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Corporate Income Fund

average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would cause a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Corporate Income Fund

the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense
Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Corporate Income Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[210]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[210]
Advisory Board Member; Vice President for Finance, University of
Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[210]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[210]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[210]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Corporate Income Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[210]
Advisory Board Member; Board of Trustees Member and Chief Executive
Officer (2019 to present), President (2018 to present), Executive Vice
President and Chief Financial Officer (2007 to 2018), and Senior Vice
President and Treasurer (2005 to 2007), EQR; Member and Chair, Nareit
Dividends Through Diversity, Equity & Inclusion CEO Council, Nareit
2021 Audit and Investment Committee (2021); Advisory Board, Ross
Business School at University of Michigan (2015 to 2016); Member and
Chair of the Finance Committee, National Multifamily Housing Council
(2015 to 2016); Member, Economic Club of Chicago; Director, Brookdale
Senior Living, Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to
2015); Director, Real Estate Roundtable (July 2021 to present) and the
2022 Executive Board Nareit (November 2021 to present); Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository (July 2017 to present)
Kellye L. Walker
(1966)
2021
[210]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[210]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Corporate Income Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[210]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Corporate Income Fund Principal Occupation(s)
Steven E. Boothe, CFA (1977)
Co-president
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Michael Patrick Daley (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Michael J. Grogan, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Corporate Income Fund

Name (Year of Birth)
Position Held With Corporate Income Fund Principal Occupation(s)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael Lambe, CFA (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Matthew Lawton, CFA (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Samy B. Muaddi, CFA (1984)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alexander S. Obaza (1981)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Miso Park, CFA (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Walter Charles Peppelman (1989)
Vice President
Vice President, T. Rowe Price; formerly, summer
intern, T. Rowe Price (to 2019)
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Theodore E. Robson, CFA (1965)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Elliot J. Shue, CFA (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jeanny Silva (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Tyrone Smith (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mark Stodden, CFA (1973)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Pranay Subedi, CFA (1990)
Vice President
Vice President, T. Rowe Price; formerly, student, The
University of Chicago Booth School of Business (to
2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Corporate Income Fund

Name (Year of Birth)
Position Held With Corporate Income Fund Principal Occupation(s)
Robert D. Thomas (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Wesley Ross Trowbridge (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mitch Unger (1986)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Lauren T. Wagandt (1984)
Co-president
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Bineesha Wickremarachchi, CFA (1980)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202307-2916407 F112-050 7/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$33,192	$30,268
Audit-Related Fees	-	-
Tax Fees	-	2,074
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,521,000 and $2,959,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 20, 2023